Basis of Presentation and General Information (Details Narrative)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of incorporation	Apr. 26, 2006
Country of incorporation	Marshall Islands